GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL	The Company’s goodwill consists of the following:
	December 31, 2021	December 31, 2020

Rohuma	$3,519,870	$-
Mimo Technologies	2,343,188	-

Net	$5,863,058	$-